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LIBERTY
-------------------------
          FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.

June 5, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Variable Investment Trust (Trust)
          Liberty Value Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial High Yield Securities Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Newport Tiger Fund, Variable Series; Colonial International Horizons Fund, Variable Series; Colonial Global Equity Fund, Variable Series; Crabbe Huson Real Estate Investment Fund, Variable Series (the Funds) File Nos. 33-59216 and 811-7556

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses dated June 1, 2000 and Statement of Additional Information dated May 1, 2000, Revised June 1, 2000, for the Funds does not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 1, 2000.

Very truly yours,

LIBERTY VARIABLE INVESTMENT TRUST
on behalf of
Liberty Value Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial High Yield Securities Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Newport Tiger Fund, Variable Series; Colonial International Horizons Fund, Variable Series; Colonial Global Equity Fund, Variable Series; Crabbe Huson Real Estate Investment Fund, Variable Series

By:   /s/Suzan M. Barron
      Suzan M. Barron
      Assistant Secretary

cc:        M. Muller (5)
           J. DiMaria
           D. Young (2)
           Portfolio Managers
           L. DiSilva
           M. Jarstfer

One Financial Center, Boston, MA 02111-2621